Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 8, 2022, the Company entered into the Merger Agreement with Merger Sub and LanzaTech. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing of the Business Combination is referred to herein as the “Closing Date.”

Proposed Business Combination

If the Business Combination is approved by the Company’s stockholders and LanzaTech’s stockholders, and the closing conditions in the Merger Agreement are satisfied or waived, then, among other things, upon the terms and subject to the conditions of the Merger Agreement and in accordance with Delaware General Corporation Law, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the merger as the Company’s wholly owned subsidiary (the “Merger”). In connection with the consummation of the Merger, the Company will be renamed “LanzaTech Global, Inc.” and is referred to herein as “New LanzaTech” as of the time following such change of name.

Under the Merger Agreement, the Company has agreed to acquire all of the outstanding equity interests of LanzaTech for consideration consisting of equity interests of New LanzaTech valued at $1,817,000,000 in the aggregate. The consideration to be paid to holders of shares of LanzaTech capital stock will be shares of common stock of New LanzaTech (“New LanzaTech Common Stock”), valued at $10.00 per share, to be paid at the closing of the Merger. The number of shares of New LanzaTech Common Stock payable in the Merger in respect of each share of LanzaTech capital stock (each, a “LanzaTech Share”) will be determined based on the exchange ratio (the “Exchange Ratio”), and certain corresponding adjustments, in each case as set forth in the Merger Agreement.

Pursuant to the Merger Agreement, at Closing: (i) each warrant to purchase LanzaTech Shares (each, a “LanzaTech Warrant”) that is outstanding and unexercised immediately prior to Closing and would automatically be exercised or exchanged in full in accordance with its terms by virtue of the occurrence of the Merger, will be so automatically exercised or exchanged in full for the applicable LanzaTech Shares, and each such LanzaTech Share will be treated as being issued and outstanding immediately prior to Closing and will be canceled and converted into the right to receive the applicable shares of New LanzaTech Common Stock; and (ii) each LanzaTech Warrant that is outstanding and unexercised immediately prior to the Closing and is not automatically exercised in full as described in clause (i) will be converted into a warrant to purchase shares of New LanzaTech Common Stock, in which case (a) the number of shares underlying such New LanzaTech warrant (each, a “New LanzaTech Warrant”) will be determined by multiplying the number of LanzaTech Shares subject to such warrant immediately prior to Closing, by the Exchange Ratio and (b) the per share exercise price of such New LanzaTech Warrant will be determined by dividing the per share exercise price of such LanzaTech Warrant immediately prior to the Effective Time by the Exchange Ratio, except that in the case of certain warrants specified in the Merger Agreement, such exercise price will be $10.00.

Pursuant to the Merger Agreement, at Closing, each option to purchase LanzaTech Shares (each, a “LanzaTech Option”) will be converted into an option to purchase a number of shares of New LanzaTech Common Stock (rounded down to the nearest whole share) equal to the product of (i) the number of LanzaTech Shares subject to such LanzaTech Option multiplied by (ii) the Exchange Ratio. The exercise price of such New LanzaTech option will be equal to the quotient of (a) the exercise price per share of such LanzaTech Option in effect immediately prior to the Effective Time divided by (b) the Exchange Ratio (and as so determined, this exercise price will be rounded up to the nearest full cent).

Pursuant to the Merger Agreement, at Closing, each award of restricted shares of LanzaTech common stock (each, a “LanzaTech RSA”) that is outstanding immediately prior to the Effective Time will be converted into an award of restricted shares of New LanzaTech Common Stock (each, a “New LanzaTech RSA”) on the same terms and conditions as were applicable to such LanzaTech RSA immediately prior to the Effective Time, except that such New LanzaTech RSA will relate to a number of shares of New LanzaTech Common Stock equal to the number of LanzaTech Shares subject to such LanzaTech RSA, multiplied by the Exchange Ratio.

The closing of the Merger is subject to certain customary conditions, including, among others, (i) adoption by AMCI’s stockholders and LanzaTech’s stockholders of the Merger Agreement and their approval of certain other actions related to the Business Combination, (ii) the expiration or termination of the waiting period (or any extension thereof) applicable to the transactions contemplated by the Merger Agreement and any ancillary agreements, in each case under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iii) the effectiveness of a registration statement on Form S-4 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”) with respect to the shares of New LanzaTech Common Stock to be paid as consideration in the Merger, (iv) there being no government order or law enjoining, prohibiting or making illegal the consummation of the Merger or the transactions contemplated by the Merger Agreement, (v) AMCI having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) under the Exchange Act) after giving effect to any payments required to be made in connection with the redemption of AMCI’s public shares and the proceeds from the Subscription Agreements described below, (vi) AMCI having at least $250,000,000 of cash at the closing of the Merger, consisting of cash held in AMCI’s trust account after taking into account any redemption of AMCI’s public shares, and the proceeds from the Subscription Agreements described below, net of transaction expenses of AMCI and LanzaTech, and (vii) the listing on Nasdaq of the shares of New LanzaTech Common Stock issued in connection with the Business Combination.